Derivatives and Hedge Accounting Activities (Schedule of Derivatives not Designated as Hedging Instruments) (Detail) - Derivatives Not Designated as Hedging Instruments - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	$ (3)	$ (7)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives		(9)
Commodity | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[2],[3]	(9)
Commodity | Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	3	6
Commodity | Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	3
Commodity | Electric Fuel and Other Energy-Related Purchases
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	[1]	$ (9)	$ (13)

[1]	Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.
[2]	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in electric fuel and other energy-related purchases.
[3]	Includes derivative activity amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.